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          AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 4, 1998

                                                      REGISTRATION NOS. 33-75926
                                                                        811-8384
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                           PRE-EFFECTIVE AMENDMENT NO.                   [ ]


                         POST-EFFECTIVE AMENDMENT NO. 14                 [X]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 16                         [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                               CENTURA FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES WITH ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 442-3688

                            ELLEN F. STOUTAMIRE, ESQ.
                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:
                             JEFFREY L. STEELE, ESQ.
                             DECHERT PRICE & RHOADS
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006

It is proposed that this filing will become effective:


     immediately upon filing pursuant to paragraph (b)
----
     75 days after filing pursuant to paragraph (a)(ii) on (date) pursuant to ---- paragraph (a)(ii) of rule 485

     60 days after filing pursuant to paragraph (a)(i)
----

 X   on August 28, 1998 pursuant to paragraph (b)
----


If appropriate, check the following box:


 X   this post-effective amendment designates a new effective date for a
---- previously filed post-effective amendment

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This filing pursuant to Rule 485(b)(1)(v), which is solely for the purpose of extending the effective date for Registrant's Post-Effective Amendment No. 12, filed June 1, 1998 pursuant to Rule 485(a) under the Securities Act of 1933 (as subsequently delayed by the filing of Post-Effective No. 13 which was filed on July 30, 1998), to August 28, 1998, incorporates by reference into this filing Post-Effective Amendment No. 12 in its entirety, including the cross-reference sheets, prospectuses, Statements of Additional Information, Part C and exhibits.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus within the State of Ohio on the 4th day of August, 1998.

Registrant certifies that this Post-Effective Amendment is filed pursuant to Rule 485 solely for one of the purposes specified in paragraph (b) of that Rule and no material event requiring disclosure in the prospectuses, other than those permitted by paragraph (b) of Rule 485 has occurred since the latest of the dates specified in Rule 485(b)(2).


                                            CENTURA FUNDS, INC.

                                            By /s/ GEORGE LANDRETH
                                            --------------------------
                                            George Landreth, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 4th day of August, 1998.

/s/ George Landreth                      President
---------------------
    George Landreth

/s/ Paul Kane                            Assistant Treasurer and Principal
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    Paul Kane                            Financial Officer

/s/ Leslie H. Garner, Jr.*               Director and Chairman of the Board of
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    Leslie Garner                        Directors

/s/ James H. Speed, Jr.*                 Director
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    James H. Speed, Jr.

/s/ Frederick E. Turnage*                Director
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    Frederick E. Turnage

/s/ Lucy Hancock Bode*                   Director
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    Lucy Hancock Bode

*By:  /s/ Olivia Adler
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    Olivia Adler
    Attorney-in-Fact